Offerings - Offering: 1	Nov. 21, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf(1)
Maximum Aggregate Offering Price	$ 200,000,000
Offering Note
(1)	Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.

There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of warrants to purchase common stock, and such indeterminate number of units to be sold by the Registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $200,000,000. The securities registered for sale also include such indeterminate number of shares of common stock as may be issued upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.

The proposed maximum aggregate offering price has been calculated pursuant to Rule 457(o) under the Securities Act.